CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Allowance for credit losses	$ 386	$ 246
Preferred stock, par value (in dollars per share)	$ 0.0001
Preferred stock, authorized (in shares)	35,000,000
Preferred stock, issued (in shares)	0
Preferred stock, outstanding (in shares)	0
Class A-3 Units
Temporary equity, authorized (in shares)		376,395
Temporary equity, issued (in shares)		376,395
Temporary equity, outstanding (in shares)		376,395
Class A-2 Units
Temporary equity, authorized (in shares)		225,972
Temporary equity, issued (in shares)		225,972
Temporary equity, outstanding (in shares)		225,972
Class A-1 Units
Temporary equity, authorized (in shares)		296,302
Temporary equity, issued (in shares)		296,302
Temporary equity, outstanding (in shares)		296,302
Common units
Temporary equity, authorized (in shares)		78,717
Temporary equity, issued (in shares)		78,717
Temporary equity, outstanding (in shares)		78,717
Class A common stock
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, authorized (in shares)	420,000,000
Common stock, issued (in shares)	86,373,596
Common stock, outstanding (in shares)	84,803,687	34,500,000
Treasury stock (in shares)	1,569,909
Class B common stock
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, authorized (in shares)	20,000,000
Common stock, issued (in shares)	0
Common stock, outstanding (in shares)	0	8,625,000
Class C common stock
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, authorized (in shares)	65,000,000
Common stock, issued (in shares)	47,595,455	0
Common stock, outstanding (in shares)	47,595,455
Advances
Allowance for credit losses	$ 238	$ 121
Loans and Loan Participations
Allowance for credit losses	$ 148	$ 125